UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               --------------

Check here if Amendment |_|; Amendment Number:
                                               ------
This Amendment (Check only one.):   |_| is a restatement.
                                    |_| adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name: Marcuard Family Office Ltd.
Address: Theaterstrasse 12, CH-8024 Zurich

Form 13F File Number: 28-
                         ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Stocker              Samuel Hochuli
Title:   Managing Partner           Vice President
Phone:   +41 43 344 6000            +41 43 344 6000

Signature, Place, and Date of Signing:

/s/ Peter Stocker                   Zurich, Switzerland           1/31/12
-------------------------------- --------------------------- -------------------
[Signature]                          [City, State]                 [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number Name


      28-
      ------------------ ------------------------------------------------
      [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: none
                                   -------------------------

Form 13F Information Table Entry Total: 44
                                        --------------------

Form 13F Information Table Value Total: $ 95,066
                                       ---------------------
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No. Form 13F File Number Name

           28-
      -------------------------------- --------------------------------------
      [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                                                                                                                Voting Authority
                                                            Value     Shares/   Sh/ Put/  Invstmt  Other   -------------------------
Name of Issuer                 Title of class     CUSIP    (x$1000)   Prn Amt   Prn Call  Dscretn Managers   Sole    Shared   None
-----------------------------  ----------------  ---------  --------  --------  --- ----  ------- -------- -------- -------- -------
SPDR S&P 500 ETF TR            TR Unit           78462F103    11,843    89,320   Sh         Sole                              None
CABOT CORP                     COM               127055101    11,110   240,000   Sh         Sole                              None
ALEXION PHARMACEUTICALS INC    COM               015351109     9,210    93,333   Sh         Sole                              None
VANGUARD INTL EQUITY INDEX F   MSCI PAC ETF      922042866     4,723    84,595   Sh         Sole                              None
ISHARES TR                     S&P EURO PLUS     464287861     4,533   108,390   Sh         Sole                              None
ISHARES INC                    MSCI AUSTRALIA    464286103     3,654   137,277   Sh         Sole                              None
ISHARES TR                     S&P 500 INDEX     464287200     3,325    25,000   Sh         Sole                              None
ISHARES TR                     BARCLYS TIPS BD   464287176     2,991    27,400   Sh         Sole                              None
MARKET VECTORS ETF TR          RUSSIA ETF        57060U506     2,770    66,560   Sh         Sole                              None
MARKET VECTORS ETF TR          GOLD MINER ETF    57060U100     2,464    41,025   Sh         Sole                              None
ISHARES TR                     S&P 1500 INDEX    464287150     2,376    39,200   Sh         Sole                              None
ISHARES TR                     MSCI ACJPN IDX    464288182     2,322    36,870   Sh         Sole                              None
MARKET VECTORS ETF TR          MINOR METALS      57060U472     2,236    85,000   Sh         Sole                              None
CLAYMORE EXCHANGE TRD FR TR    GUGG BRIC ETF     18383M100     2,227    46,970   Sh         Sole                              None
ISHARES TR                     RUSSELL 2000      464287655     2,222    26,400   Sh         Sole                              None
POWERSHARES ETF TRUST          ENERGY SEC POR    73935X385     2,156    49,050   Sh         Sole                              None
VANGUARD INTL EQUITY INDEX F   MSCI EUROPE ETF   922042874     2,109    40,600   Sh         Sole                              None
ISHARES TR                     BARCLYS 1-3YR CR  464288646     1,775    17,000   Sh         Sole                              None
POWERSHARES QQQ TRUST          UNIT SER 1        73935A104     1,723    29,996   Sh         Sole                              None
CLAYMORE EXCHANGE TRD FR TR    GUGG FRNTR MKT    18383Q838     1,677    76,020   Sh         Sole                              None
ISHARES TR                     JPMORGAN USD      464288281     1,605    15,050   Sh         Sole                              None
ISHARES INC                    MSCI EMERG MKT    464287234     1,602    32,920   Sh         Sole                              None
ISHARES INC                    MSCI SWITZERLD    464286749     1,391    55,000   Sh         Sole                              None
BERKSHIRE HATHAWAY INC DEL     CL A              084670108     1,378        11   Sh         Sole                              None
ISHARES INC                    MSCI EMU INDEX    464286608     1,343    34,655   Sh         Sole                              None
CLAYMORE EXCHANGE TRD FR TR    GUGG S&P GBL WTR  18383Q507     1,335    63,000   Sh         Sole                              None
ISHARES INC                    MSCI JAPAN        464286848     1,123   108,790   Sh         Sole                              None
ISHARES TR                     BARCLYS 1-3 YR    464287457     1,055    12,600   Sh         Sole                              None
POWERSHARES DB CMDTY IDX TRA   UNIT BEN INT      73935S105       949    31,100   Sh         Sole                              None
VALE S A                       ADR               91912E105       894    26,800   Sh         Sole                              None
MARKET VECTORS ETF TR          URAN NUCLR ENRGY  57060U704       575    25,000   Sh         Sole                              None
ISHARES INC                    MSCI CDA INDEX    464286509       555    16,522   Sh         Sole                              None
MARKET VECTORS ETF TR          AGRIBUS ETF       57060U605       555     9,900   Sh         Sole                              None
SPDR INDEX SHS FDS             S&P BRIC 40ETF    78463X798       464    15,735   Sh         Sole                              None
CELSION CORPORATION            COM NEW           15117N305       347   150,025   Sh         Sole                              None
KKR & CO L P DEL               COM UNITS         48248M102       328    20,000   Sh         Sole                              None
ISHARES TR                     DJ SEL DIV INX    464287168       308     5,900   Sh         Sole                              None
YINGLI GREEN ENERGY HLDG CO    ADR               98584B103       295    22,900   Sh         Sole                              None
BERKSHIRE HATHAWAY INC DEL     CL B NEW          084670702       293     3,500   Sh         Sole                              None
ISHARES INC                    MSCI BRAZIL       464286400       286     3,685   Sh         Sole                              None
MARKET VECTORS ETF TR          GBL ALTER ENRG    57060U407       277    12,220   Sh         Sole                              None
MCDONALDS CORP                 COM               580135101       228     3,000   Sh         Sole                              None
ISHARES INC                    MSCI PAC J IDX    464286665       218     4,505   Sh         Sole                              None
ITAU UNIBANCO HLDG SA          SPON ADR REP PFD  465562106       216     9,000   Sh         Sole                              None